<SEQUENCE>1
<FILENAME>dec0713f.txt


					       UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON D.C. 20549
                                                FORM 13F
                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): 	          [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    				          Epic Capital Management Inc.
Address:           				  2 Toronto Street, Suite 400
          					  Toronto, Ontario Canada
					          M5C 2B6

Form 13F File Number:  028-12758

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Miller
Title:  Chief Financial Officer
Phone:  416-703-6786
Signature, 			Place, 				and Date of Signing:
Stephen Miller                  Toronto, Canada                 April 30, 2008
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   9
Form 13F Information Table Value Total:   $25,026 (thousands)

List of Other Included Managers:	  None

FORM 13F INFORMATION TABLE


NAME OF ISSUER	  TITLE OF  CUSIP     VALUE    SHARES/	 SH/  PUT/ INVSTMT OTHER	VOTING AUTHORITY
		  cLASS	     	      (x$1000) PRN AMT	 PRN  CALL DSCRETN MANAGERS SOLE      SHARED  NONE
----------------- --------- --------- -------- -------- ---   ---- ------- -------- --------- ------- ----
BCE INC		  COM	    05534B760   6,816	 202,070 SH	   SOLE		      202,070   0      0
MEMC ELECTRONIC	  COM	    552715104   1,241     17,500 SH        SOLE		       17,500   0      0
  MATERIALS INC.
MINEFINDERS LTD   COM	    602900102   3,853    313,763 SH        SOLE		      313,763   0      0
NEXEN INC.	  COM	    65334H102   7,106 	 240,000 SH	   SOLE		      240,000   0      0
NEXEN INC.        PUT	    65334H952	   47 	 240,000 SH  PUT   SOLE			    0   0      0
ROYAL BANK CANADA PUT	    780087952	  127 	 200,000 SH  PUT   SOLE			    0   0      0
SUNCOR            COM	    867229106   4,278 	  44,400 SH	   SOLE		       44,400   0      0
  CORPORATION
TESCO CORP	  COM	    88157K101   1,357 	  56,648 SH	   SOLE		       56,648   0      0
TIM HORTON INC.   COM	    88706M103     201      5,900 SH	   SOLE		        5,900   0      0